UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Commodity Strategies Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) April 30, 2018	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 48.5%

Chemicals — 4.2%
Albemarle Corp.	6,634	$643,233
American Vanguard Corp.	19,534	420,958
CF Industries Holdings, Inc.	25,737	998,596
FMC Corp.	7,165	571,265
Highfield Resources Ltd. (a)	513,382	337,870
Monsanto Co.	8,176	1,025,025
Mosaic Co. (b)	38,680	1,042,426
Nufarm Ltd.	125,614	858,601
Nutrien Ltd.	64,991	2,958,623
Umicore SA	6,359	353,678
UPL Ltd.	79,760	869,200
Yara International ASA	36,393	1,535,005

		11,614,480
Construction Materials — 0.1%
Imerys SA	3,162	288,603

Electronic Equipment, Instruments & Components — 0.3%
Trimble, Inc. (a)	20,067	694,318

Energy Equipment & Services — 1.7%
Baker Hughes a GE Co.	27,084	978,003
Halliburton Co.	36,654	1,942,295
Patterson-UTI Energy, Inc.	26,663	571,121
Schlumberger Ltd.	15,826	1,085,031

		4,576,450
Food & Staples Retailing — 0.4%
Chefs’ Warehouse, Inc. (a)(b)	3,038	73,671
Total Produce PLC	381,883	1,088,340

		1,162,011
Food Products — 5.9%
Archer-Daniels-Midland Co.	69,779	3,166,571
Bunge Ltd.	21,034	1,519,286
Clean Seas Seafood Ltd. (a)	6,804,685	261,267
Glanbia PLC	94,946	1,605,193
Hormel Foods Corp.	34,340	1,244,825
Minerva SA	215,163	501,179
Origin Enterprises PLC	81,425	525,075
Pilgrim’s Pride Corp. (a)	51,613	1,114,841
Pioneer Foods Group Ltd.	53,106	519,514
PureCircle Ltd. (a)	53,233	281,420
Select Harvests Ltd.	75,787	354,836
SunOpta, Inc. (a)(b)	75,489	509,551
Tyson Foods, Inc., Class A	40,675	2,851,317
Wilmar International Ltd.	766,700	1,875,676

		16,330,551
Machinery — 2.0%
Ag Growth International, Inc.	8,387	340,066
AGCO Corp.	18,648	1,168,857
Deere & Co.	22,436	3,036,264
Kubota Corp.	64,600	1,089,190

		5,634,377
Metals & Mining — 16.6%
Acacia Mining PLC (a)	29,533	58,548
Agnico Eagle Mines Ltd.	27,216	1,145,279
Alamos Gold, Inc., Class A	57,929	313,118
Altura Mining Ltd. (a)(b)	508,184	144,555
AngloGold Ashanti Ltd. — ADR	21,869	196,384
ArcelorMittal (a)	25,150	851,076
Arizona Mining, Inc. (a)	300,967	949,349
Australian Mines Ltd. (a)(b)	4,136,188	256,413
B2Gold Corp. (a)	142,769	410,310
Bacanora Lithium PLC (a)	73,984	94,012
Beadell Resources Ltd. (a)(b)	463,506	28,963
Belo Sun Mining Corp. (a)(b)	141,522	31,414
BHP Billiton PLC	203,927	4,348,247
Boliden AB	26,778	927,848

Security	Shares	Value
Metals & Mining (continued)
Cautivo Mining, Inc. (a)(b)	3,383	$790
Centamin PLC	156,131	337,376
Centerra Gold, Inc. (a)	42,963	262,339
Cobalt 27 Capital Corp. (a)(b)	15,928	154,324
Dalradian Resources, Inc. (a)(b)	136,258	108,247
Endeavour Mining Corp. (a)	19,936	340,198
ERO Copper Corp. (a)	38,851	242,072
Evolution Mining Ltd.	92,714	221,627
First Cobalt Corp. (a)	250,996	150,525
First Quantum Minerals Ltd.	152,660	2,199,626
Franco-Nevada Corp.	6,961	493,741
Fresnillo PLC	21,797	382,584
Galaxy Resources Ltd. (a)(b)	87,605	198,668
Glencore PLC	795,152	3,830,270
Gold Standard Ventures Corp. (a)	123,782	192,814
Goldcorp, Inc.	70,514	935,830
Iluka Resources Ltd.	29,797	261,583
Ivanhoe Mines Ltd., Class A (a)	195,452	403,402
KAZ Minerals PLC (a)	60,536	764,876
Kinross Gold Corp. (a)	134,555	520,845
Lundin Mining Corp.	137,934	913,150
MAG Silver Corp. (a)(b)	15,688	174,359
Major Drilling Group International, Inc. (a)	46,217	231,094
Neo Lithium Corp. (a)	153,867	150,997
Nevsun Resources Ltd.	191,709	534,537
Newcrest Mining Ltd.	76,677	1,215,324
Newmont Mining Corp.	35,583	1,398,056
Northern Star Resources Ltd.	79,917	381,401
Nyrstar NV (a)(b)	22,413	154,668
Oceanagold Corp.	7,637	20,580
Osisko Gold Royalties Ltd. (b)	8,429	82,258
OZ Minerals Ltd.	120,000	828,114
Petra Diamonds Ltd. (a)	76,439	71,826
Polyus PJSC — GDR, Registered Shares	9,137	290,370
Pretium Resources, Inc. (a)	32,182	216,560
Randgold Resources Ltd. — ADR	14,279	1,158,027
Rio Tinto PLC	88,905	4,845,882
Sheffield Resources Ltd. (a)	418,891	244,599
Sierra Metals, Inc. (a)(b)	104,510	284,890
Sigma Lithium Resources, Inc.	165,682	258,082
Sociedad Minera Cerro Verde SAA	36,939	1,049,068
SolGold PLC (a)(b)	669,147	240,439
South32 Ltd.	375,936	1,043,227
Stelco Holdings, Inc.	29,284	537,578
Teck Resources Ltd., Class B	91,388	2,294,042
Titan Mining Corp.	225,698	254,887
TMAC Resources, Inc. (a)	19,799	116,115
Torex Gold Resources, Inc. (a)	27,764	285,435
Trevali Mining Corp. (a)	570,062	528,349
Vale SA — ADR	285,969	3,957,811
Volcan Cia Minera SAA, Class B	79,799	28,701
Wheaton Precious Metals Corp.	18,056	374,775

		45,922,454
Oil, Gas & Consumable Fuels — 17.3%
Anadarko Petroleum Corp.	18,459	1,242,660
Andeavor	9,158	1,266,735
BP PLC	486,452	3,613,372
Cabot Oil & Gas Corp.	30,121	720,193
Cairn Energy PLC (a)	183,905	572,391
Canadian Natural Resources Ltd.	43,639	1,574,328
Chevron Corp.	39,598	4,954,106
Cimarex Energy Co.	10,460	1,052,171
CNOOC Ltd.	155,000	262,216
Concho Resources, Inc. (a)(b)	2,920	459,053
ConocoPhillips	38,949	2,551,159
Devon Energy Corp.	42,934	1,559,792
EnCana Corp.	113,816	1,417,437
Eni SpA	11,902	232,665
EOG Resources, Inc.	17,768	2,099,645
EQT Corp.	17,792	892,980

1

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	39,329	$3,057,830
Green Plains, Inc.	41,418	770,375
Kosmos Energy Ltd. (a)	97,313	685,083
Marathon Oil Corp.	45,090	822,892
Metro Mining Ltd. (a)(b)	610,626	118,917
Noble Energy, Inc.	35,564	1,203,130
Oil Search Ltd.	110,207	648,353
Oklo Resources Ltd. (a)(b)	318,641	91,157
Pioneer Natural Resources Co.	8,876	1,788,958
Royal Dutch Shell PLC, A Shares	185,592	6,457,013
Suncor Energy, Inc.	53,564	2,048,360
TOTAL SA	22,303	1,401,781
TransCanada Corp.	32,989	1,398,747
Valero Energy Corp.	14,781	1,639,656
Williams Cos., Inc.	43,506	1,119,409

		47,722,564
Paper & Forest Products — 0.0%
Quintis Ltd. (a)(b)(c)	845,494	6

Total Common Stocks — 48.5% (Cost: $112,679,622)		133,945,814

Warrants — 0.0%

Metals & Mining — 0.0%
First Cobalt Corp. (1 Share for 1 Warrant, Expires 03/15/20, CAD 1.50) (c)	125,498	1
Nemaska Lithium, Inc. (Issued/exercisable 7/08/16, 1 Share for 1 Warrant, Expires 7/08/19, Strike Price CAD 1.50)	13,588	4,233

Total Warrants — 0.0% (Cost: $2,765)		4,234

Total Long-Term Investments — 48.5% (Cost: $112,682,387)		133,950,048

Security	Shares	Value
Short-Term Securities — 49.0%

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.57% (d)(g)	1,709,929	$1,709,929
SL Liquidity Series LLC, Money Market Series, 1.96% (d)(e)(g)	2,511,228	2,511,228

Total Money Market Funds — 1.5% (Cost: $4,220,923)		4,221,157

	Par (000)
U.S. Treasury Obligations — 47.5%
U.S. Treasury Bills (f):
1.45%, 5/17/18	$22,000	21,984,404
1.52%, 6/21/18	22,000	21,947,406
1.64%, 7/19/18	22,000	21,915,273
1.69%, 8/16/18	22,000	21,878,685
1.83%, 9/13/18	22,000	21,843,059
1.91%, 10/11/18	22,000	21,805,758

Total U.S. Treasury Obligations — 47.5% (Cost: $131,409,376)		131,374,585

Total Short-Term Securities — 49.0% (Cost: $135,630,299)		135,595,742

Total Investments — 97.5% (Cost: $248,312,686)		269,545,790
Other Assets Less Liabilities — 2.5%		6,802,959

Net Assets — 100.0%		$276,348,749

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Rates are discount rates or a range of discount rates at the time of purchase.
(g)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,122,982	586,947	1,709,929	$1,709,929	$22,772		$ 6	$ —
SL Liquidity Series, LLC, Money Market Series	1,462,360	1,048,868	2,511,228	2,511,228	58,821	(b)	(361)	170

				$4,221,157	$81,593		$(355)	$170

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency

CAD     Canadian Dollar

USD     U.S. Dollar

2

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Commodity Strategies Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
BCOMTR	Bloomberg Commodity Index Total Return
BCOMRST	Bloomberg Roll Select Commodity Total Return Index
GDR	Global Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	12/24/18	USD	2,011	$ 90,218	$—	$ 90,218
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/11/19	USD	2,002	16,102	—	16,102
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/22/19	USD	23,975	312,978	—	312,978
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/22/19	USD	21,977	291,745	—	291,745
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/22/19	USD	4,013	36,756	—	36,756
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	01/28/19	USD	2,008	(26,160)	—	(26,160)
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	01/29/19	USD	1,997	(22,235)	—	(22,235)
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/30/19	USD	3,985	(29,231)	—	(29,231)
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	02/05/19	USD	2,980	37,005	—	37,005
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	02/06/19	USD	2,988	49,041	—	49,041
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	02/14/19	USD	5,070	92,696	—	92,696
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	02/20/19	USD	3,993	75,866	—	75,866
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	02/21/19	USD	3,008	48,644	—	48,644
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	02/22/19	USD	4,018	45,846	—	45,846
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	02/28/19	USD	1,991	33,301	—	33,301
3-month U.S. Treasury Bill(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	03/08/19	USD	3,983	88,992	—	88,992
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	03/12/19	USD	35,389	783,400	—	783,400
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/14/19	USD	3,991	88,406	—	88,406
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/20/19	USD	2,005	66,179	—	66,179
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/26/19	USD	2,994	80,115	—	80,115
3-month U.S. Treasury Bill(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	04/23/19	USD	993	4,411	—	4,411

								$2,164,075	$—	$2,164,075

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

3

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Commodity Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$7,660,126	$3,954,354	$—	$11,614,480
Construction Materials	—	288,603	—	288,603
Electronic Equipment, Instruments & Components	694,318	—	—	694,318
Energy Equipment & Services	4,576,450	—	—	4,576,450
Food & Staples Retailing	1,162,011	—	—	1,162,011
Food Products	14,100,039	2,230,512	—	16,330,551
Machinery	4,545,187	1,089,190	—	5,634,377
Metals & Mining	24,791,939	21,130,515	—	45,922,454
Oil, Gas & Consumable Fuels	34,415,856	13,306,708	—	47,722,564
Paper & Forest Products	—	—	6	6
Warrants	4,233	—	1	4,234
Short Term Securities:
Money Market Funds	1,709,929	—	—	1,709,929
U.S. Treasury Obligations	—	131,374,585	—	131,374,585

Subtotal	$93,660,088	$173,374,467	$7	$267,034,562

Investments Valued at NAV(a)				2,511,228

Total Investments				$269,545,790

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$—	$2,241,701	$—	$2,241,701
Liabilities:
Commodity contracts	—	(77,626)	—	(77,626)

	$—	$2,164,075	$—	$2,164,075

(a)	As of April 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between Level 1 and Level 2.

4

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Commodity Strategies Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Commodity-Linked Notes	Common Stocks	Warrants	Total
Assets:
Opening Balance, as of July 31, 2017	$23,778,433	$99,768	$—	$23,878,201
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	1,720,845	—	—	1,720,845
Net change in unrealized appreciation (depreciation)(a)	(85,148)	(99,762)	(9)	(184,919)
Purchases	—	—	10	10
Sales	(25,414,130)	—	—	(25,414,130)

Closing Balance, as of April 30, 2018	$ —	$6	$ 1	$7

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2018(a)	$ —	$(99,762)	$(9)	$(99,771)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 18, 2018